Business acquisition	12 Months Ended
Dec. 31, 2022
Business acquisition [Abstract]
Business acquisition
5.	Business acquisition

On January 31, 2022, the Company completed its acquisition of TeraGo’s cloud and colocation high performance computing business. The purchase price of the acquisition was $30.2 million. The purchase price on Closing was satisfied by delivering cash. The acquisition consisted of five data centres across Canada. The high performance computing business spans from Toronto, Ontario to Vancouver, British Columbia with more than 36,000 square feet of geo-diverse data centre space. The primary reason for the acquisition was to diversify the Company’s revenue streams with recurring revenues.

The acquisition has been accounted for using the acquisition method of accounting. The goodwill is primarily attributable to the ability to expand the Company’s presence in the digital asset ecosystem and strengthen its competitive position. The goodwill is deductible for tax purposes. The fair value of identifiable asset acquired and the liabilities assumed as at acquisition date was determined using a discounted cash flow model. The final allocation of the purchase consideration for this acquisition is as follows:

Fair value
Accounts receivable and other	$1,887
Plant and equipment	23,239
Intangible assets	4,240
Goodwill	11,543
Accounts payable and accrued liabilities	(1,212)
Lease liabilities	(9,523)
$30,174

As at December 31, 2022, $1.1 million of acquisition-related costs had been incurred and are included in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2022. From the date of acquisition up to and including December 31, 2022, the acquisition has contributed operating revenues of $16.9 million and a loss of $4.7 million (which includes a pre-tax amortization charge of $0.6 million for acquisition related intangibles). Had this acquisition occurred on January 1, 2022, the Company estimates that the consolidated revenues of the Company would have been higher by $1.5 million and the consolidated profit would be lower by $0.4 million, including additional pre-tax amortization of acquired intangibles of $0.1 million.